Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	Envoy Medical, Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001840877
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE